Group information - Consolidated Statement of Financial Position (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of associates [line items]
Non-current assets	₨ 920,805	$ 9,814	₨ 845,287
Current assets	135,283	1,442	114,512
Non-current liabilities	593,856	6,329	632,252
Current liabilities	317,836	3,387	196,435
Equity attributable to equity holders of the parent	125,860	1,340	112,602
Attributable to:
Equity holders of the parent	144,396	1,538	131,112	₨ 121,697	₨ 118,400
Non-controlling interests	18,536	198	18,510
RPPL
Disclosure of associates [line items]
Non-current assets	919,049	9,795	841,678
Current assets	155,327	1,655	113,857
Non-current liabilities	591,906	6,308	610,762
Current liabilities	319,938	3,410	196,895
Non-controlling interests (not considered individually material)	13,924	148	14,473
Equity attributable to equity holders of the parent	148,608	1,584	133,405
Attributable to:
Equity holders of the parent	143,983	1,535	129,261
Non-controlling interests	₨ 4,625	$ 49	₨ 4,144